LVIP Macquarie Value Fund
Schedule of Investments
March 31, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–99.04%
Aerospace & Defense–3.16%
Northrop Grumman Corp.	74,301	$38,042,855
		38,042,855
Banks–5.72%
Bank of America Corp.	847,300	35,357,829
Truist Financial Corp.	811,411	33,389,563
		68,747,392
Capital Markets–3.24%
Charles Schwab Corp.	497,800	38,967,784
		38,967,784
Chemicals–2.94%
DuPont de Nemours, Inc.	474,028	35,400,411
		35,400,411
Communications Equipment–3.06%
Cisco Systems, Inc.	596,305	36,797,982
		36,797,982
Distributors–2.60%
Genuine Parts Co.	262,841	31,314,877
		31,314,877
Electric Utilities–3.72%
Duke Energy Corp.	366,815	44,740,426
		44,740,426
Electronic Equipment, Instruments & Components–5.83%
CDW Corp.	200,043	32,058,891
†Teledyne Technologies, Inc.	76,540	38,094,724
		70,153,615
Entertainment–5.76%
Electronic Arts, Inc.	253,753	36,672,383
Walt Disney Co.	330,807	32,650,651
		69,323,034
Financial Services–2.97%
Fidelity National Information Services, Inc.	478,830	35,759,024
		35,759,024
Food Products–5.84%
Conagra Brands, Inc.	1,363,904	36,375,320
Hershey Co.	197,915	33,849,402
		70,224,722
Ground Transportation–2.77%
CSX Corp.	1,133,700	33,364,791
		33,364,791
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies–5.78%
Baxter International, Inc.	1,113,900	$38,128,797
†Hologic, Inc.	508,088	31,384,596
		69,513,393
Health Care Providers & Services–3.21%
Cigna Group	117,451	38,641,379
		38,641,379
Insurance–6.56%
Allstate Corp.	174,695	36,174,094
Travelers Cos., Inc.	161,407	42,685,695
		78,859,789
IT Services–3.05%
Cognizant Technology Solutions Corp. Class A	478,849	36,631,948
		36,631,948
Machinery–2.85%
Dover Corp.	195,227	34,297,479
		34,297,479
Oil, Gas & Consumable Fuels–6.80%
Chevron Corp.	249,000	41,655,210
Exxon Mobil Corp.	337,900	40,186,447
		81,841,657
Pharmaceuticals–5.76%
Johnson & Johnson	239,935	39,790,820
Merck & Co., Inc.	328,300	29,468,208
		69,259,028
Professional Services–2.96%
Jacobs Solutions, Inc.	293,959	35,536,703
		35,536,703
Residential REITs–3.33%
Equity Residential	560,139	40,094,750
		40,094,750
Semiconductors & Semiconductor Equipment–3.02%
Analog Devices, Inc.	179,800	36,260,266
		36,260,266
Software–2.53%
Oracle Corp.	217,811	30,452,156
		30,452,156
Specialty Retail–2.78%
Lowe's Cos., Inc.	143,463	33,459,875
		33,459,875
LVIP Macquarie Value Fund–1

LVIP Macquarie Value Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Textiles, Apparel & Luxury Goods–2.80%
NIKE, Inc. Class B	530,858	$33,698,866
		33,698,866
Total Common Stock (Cost $1,048,523,587)		1,191,384,202

MONEY MARKET FUND–0.93%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.29%)	11,222,714	11,222,714
Total Money Market Fund (Cost $11,222,714)		11,222,714

TOTAL INVESTMENTS–99.97% (Cost $1,059,746,301)	1,202,606,916
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.03%	364,044
NET ASSETS APPLICABLE TO 47,197,783 SHARES OUTSTANDING–100.00%	$1,202,970,960

†Non-income producing.

Summary of Abbreviations:
IT–Information Technology
REIT–Real Estate Investment Trust
LVIP Macquarie Value Fund–2